Unconsolidated Joint Ventures (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value	$ 5,223	$ 18,190	$ 4,696
Variable interest entity, not the primary beneficiary
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value	5,223	18,190
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora I
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value	382	3,933
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora II
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value	1,535	1,500
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora III
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value	3,306	2,584
Variable interest entity, not the primary beneficiary | PDG/Tuscany Village Venture
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value		6,809
Variable interest entity, not the primary beneficiary | TDC Inland Lakemoor LLC
Unconsolidated joint ventures
Impairment losses recorded to reflect investments at fair value		$ 3,364